Corporate Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Information About Subsidiaries

Information about subsidiaries

Company	Place and date of incorporation	Issued ordinary shares/paid-up capital		Percentage of equity interest attributable to the Company		Principal activities
				Direct %	Indirect %
Legend Biotech Limited (“Legend BVI”)	The British Virgin Islands June 2, 2015	US$	80,000,000	100	—	Investment holding
Legend Biotech HK Limited (“Legend HK”)	Hong Kong June 3, 2015	US$	80,000,000	—	100	Investment holding
Nanjing Legend Biotechnology Co., Ltd. (“Legend Nanjing”)	PRC* November 17, 2014	US$	162,500,000	—	100	Manufacture and sale of life science research products and services
Legend Biotech USA Incorporated (“Legend USA”)	United States of America August 31, 2017		—	—	100	Manufacture and sale of life science research products and services
Legend Biotech Ireland Limited (“Legend Ireland”)	Ireland November 13, 2017		—	—	100	Manufacture and sale of life science research products and services
Legend Biotech Belgium B.V. (“Legend Belgium”)	Belgium June 23, 2021	US$	2,423,693	—	100	Manufacture and sale of life science research products and services
Hainan Chuanji Biotechnology Co., Ltd. (“Hainan Chuanji”)	PRC October 25, 2021		—	—	100	Life science research and development